Related-party Transactions - Compensation of key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related-party Transactions
Short-term employee benefits	$ 884	$ 822	$ 855
Post-employment benefits	9	7	7
Share-based compensation	41	14	41
Total Key management personnel compensation	$ 934	$ 843	$ 903